Affiliated companies and variable interest entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	¥ 2,895,656	¥ 2,430,251
Affiliated companies aggregate value	2,247,107	2,513,886
Dividends from affiliated companies accounted for by the equity method	208,950	204,322	¥ 196,403
Finance receivables	17,038,029	16,928,889
Operating leases	5,929,233	6,139,163
Investment In Trusts
Schedule of Equity Method Investments [Line Items]
Maximum exposure to loss related to VIEs	16,622	22,001
Debt Securities
Schedule of Equity Method Investments [Line Items]
Maximum exposure to loss related to VIEs	748,131	351,945
Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	6,153,695	6,383,788
Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Restricted cash	140,750	131,804
Secured debt	1,979,563	1,893,073
Marketable securities and other securities investments	2,767,681	2,790,679
Variable Interest Entity, Primary Beneficiary | Vehicles
Schedule of Equity Method Investments [Line Items]
Operating leases	621,633	609,694
Retail Receivables Portfolio Segment | Variable Interest Entity, Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Finance receivables	¥ 1,906,256	¥ 1,872,564